Fair Value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value of financial assets and liabilities
Summary of fair values of financial assets and liabilities

	December 31, 2024
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial assets
Equity instruments	31,962	31,962	—	12,180	19,781
Other financial assets	2,127	2,127	—	—	2,127
Financial assets carried at FVtPL	34,089	34,089	—	12,180	21,909
Equity instruments	2,409	2,409	2,409	—	—
Short - term investments	93,975	93,975	93,975	—	—
Financial assets carried at FVtOCI	96,384	96,384	96,384	—	—
Derivative financial instruments	—	—	—	—	—
Financial assets carried at fair value	130,472	130,472	96,384	12,180	21,909

Financial liabilities
Contingent consideration	—	—	—	—	—
Financial Liabilities carried at FVtPL	—	—	—	—	—
Derivative financial instruments	(4,139)	(4,139)	—	(4,139)	—
Financial liabilities carried at fair value	(4,139)	(4,139)	—	(4,139)	—
Trade account payables	(85,792)	(85,792)	—	—	—
Loans and borrowings	(287,556)	(253,245)	—	—	—
Other liabilities	(153,175)	(153,175)	—	—	—
Carried at (amortized) costs	(526,523)	(492,213)	—	—	—
Total financial liabilities	(530,662)	(496,351)	—	(4,139)	—

	December 31, 2023
	Carrying
in k€	amount	Fair value	Level 1	Level 2	Level 3
Financial Asset
Equity instruments	128,109	128,109	81,417	9,543	37,149
Other financial assets	3,179	3,179	—	—	3,179
Financial assets carried at FVtPL	131,288	131,288	81,417	9,543	40,328
Equity instruments	7,484	7,484	7,484	—	—
Short-term investments	321,550	321,550	321,550	—	—
Financial assets carried at FVtOCI	329,034	329,034	329,034	—	—
Derivative financial instruments	6,137	6,137	—	6,137	—
Total financial assets carried at fair value	466,459	466,459	410,451	15,680	40,328

Financial liabilities
Contingent consideration	(311)	(311)	—	—	(311)
Financial Liabilities carried at FVtPL	(311)	(311)	—	—	(311)
Derivative financial instruments	(193)	(193)	(193)	—	—
Financial liabilities carried at fair value	(504)	(504)	(193)	—	(311)
Trade account payables	(134,319)	(134,319)	—	—	—
Loans and borrowings	(437,058)	(380,204)	—	—	—
Other liabilities	(190,527)	(190,527)	—	—	—
Carried at (amortized) costs	(761,904)	(705,050)	—	—	—
Total financial liabilities	(762,408)	(705,554)	(193)	—	(311)

Short-term investments include investments which are measured at FVtOCI in the amount of € 90,413k (2023: € 83,203k), thereof pledged cash that fails to meet the definition of Cash and Cash Equivalents € 20,483k (2023: € 0k), as well as money market funds that are included in cash and cash equivalents on the balance sheet in the amount of € 3,562k (2023: € 238,346k) and are measured at FVtOCI.

Summary of movement of financial assets and liabilities accounted for at fair values at level 3

	Equity Instruments
	and other	Contingent
in k€	financial assets	consideration
Balance as of January 1, 2024	40,328	(311)
Additions	11,544	—
Disposal	—	311
Transfer from Level 2 to Level 3	9,543	—
Transfer from Level 3 to Level 2	(6,750)	—
Fair Value Change	(32,161)	—
Conversion of loans to Investments in associates and Joint ventures	(800)	—
Balance as of December 31, 2024	22,503	—

	Equity Instruments
	and other	Contingent
in k€	financial assets[1]	consideration
Balance as of January 1, 2023	53,875	(306)
Additions	14,028	—
Disposal	(3,523)	—
Transfer from Level 2 to Level 3	—	—
Transfer from Level 3 to Level 2	(10,909)	—
Fair Value Change	(13,144)	(5)
Conversion into Investments in associates and Joint ventures	—	—
Balance as of December 31, 2023	40,328	(311)

Summary of sensitivity analysis of fair value measurement to changes in unobservable inputs

For the fair value of the level 3 hierarchy, possible alternative assumptions of significant unobservable inputs would have ceteris paribus the following effects as of December 31, 2024 and 2023:

	2024		2023
	Net result		Net result
	Increase	Decrease	Increase	Decrease
	k€	k€	k€	k€
Contingent consideration
Discount rate (change of 1.5%-points)	—	—	(3)	3